UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2011

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     May 5, 2011
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $196,093 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


03/31/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
Common
002824100
4,610,700
94,000
x
ALL
90,475

3,525
AFLAC Incorporated
Common
001055102
6,189,511
117,270
x
ALL
111,405

5,865
Altria Group, Inc.
Common
02209S103
1,994,028
76,605
x
ALL
74,505

2,100
Analog Devices, Inc.
Common
032654105
4,822,869
122,470
x
ALL
117,050

5,420
Applied Materials, Inc.
Common
038222105
4,936,389
316,030
x
ALL
302,170

13,860
Automatic Data Processing
Common
053015103
3,618,022
70,513
x
ALL
64,768

5,745
Avon Products, Inc.
Common
054303102
4,338,838
160,460
x
ALL
150,845

9,615
Becton, Dickinson & Co.
Common
075887109
1,146,528
14,400
x
ALL
14,100

300
Charles Schwab Corp
Common
808513105
2,620,120
145,320
x
ALL
138,590

6,730
Chevron Corporation
Common
166764100
2,730,891
25,406
x
ALL
23,656

1,750
Clorox Company
Common
189054109
3,411,358
48,685
x
ALL
45,435

3,250
Dominion Resources, Inc.
Common
25746U109
213,130
4,768
x
ALL
4,768

0
Exxon Mobil Corporation
Common
30231G102
1,388,902
16,509
x
ALL
14,509

2,000
Gilead Sciences, Inc.
Common
375558103
6,219,944
146,455
x
ALL
136,845

9,610
HCC Insurance Hldngs Inc.
Common
404132102
225,432
7,200
x
ALL
7,200

0
Houston Wire & Cable
Common
439555301
1,648,727
112,772
x
ALL
109,322

3,450
Intel Corporation
Common
458140100
4,397,323
217,905
x
ALL
203,055

14,850
Intuitive Surgical, Inc.
Common
46120E602
4,333,646
12,996
x
ALL
12,196

800
Itron, Inc.
Common
465741106
2,932,905
51,965
x
ALL
47,445

4,520
J.M. Smucker Company
Common
832696405
1,605,847
22,494
x
ALL
21,844

650
Johnson & Johnson
Common
478160104
1,128,890
19,053
x
ALL
19,053

0
KEMET Corporation
Common
488360207
494,328
33,333
x
ALL
33,333

0
Kimberly-Clark Corp
Common
494368103
795,968
12,195
x
ALL
11,920

275
Lawson Software Inc.
Common
52078P102
1,144,600
94,595
x
ALL
89,035

5,560










Page Total


66,948,893





















03/31/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Linear Technology Corp
Common
535678106
5,945,111
176,780
x
ALL
170,230

6,550
McCormick & Co., Inc.
Common
579780206
1,211,534
25,330
x
ALL
24,730

600
McGraw-Hill Co, Inc.
Common
580645109
6,116,259
155,235
x
ALL
150,655

4,580
Medtronic, Inc.
Common
585055106
5,883,022
149,505
x
ALL
139,120

10,385
Meredith Corporation
Common
589433101
3,162,870
93,245
x
ALL
88,710

4,535
Microsoft Corporation
Common
594918104
6,621,403
260,788
x
ALL
246,763

14,025
New York Cmmnty Bncrp, In
Common
649445103
2,534,631
146,850
x
ALL
139,100

7,750
Newmont Mining Corp
Common
651639106
5,066,661
92,830
x
ALL
86,335

6,495
Noble Corporation
Common
H5833N103
3,243,126
71,090
x
ALL
65,300

5,790
ONEOK, Inc.
Common
682680103
1,563,320
23,375
x
ALL
22,775

600
Oracle Corporation
Common
68389X105
6,949,341
207,865
x
ALL
196,015

11,850
Paychex, Inc.
Common
704326107
6,686,444
213,046
x
ALL
198,686

14,360
PepsiCo, Inc.
Common
713448108
3,304,426
51,303
x
ALL
48,053

3,250
Philip Morris Intl
Common
718172109
8,305,180
126,545
x
ALL
119,335

7,210
Portfolio Recovery Assocs
Common
73640Q105
2,053,336
24,120
x
ALL
23,275

845
Principal Fncial Grp Inc
Common
74251V102
5,297,508
164,980
x
ALL
152,780

12,200
Prudential Fncial, Inc.
Common
744320102
4,472,248
72,625
x
ALL
67,305

5,320
QUALCOMM Inc.
Common
747525103
8,473,154
154,535
x
ALL
144,810

9,725
Rocky Mtn Choc Factory
Common
774678403
1,058,679
101,894
x
ALL
97,794

4,100
Sirona Dntl Systems, Inc.
Common
82966C103
2,344,478
46,740
x
ALL
44,580

2,160
Sovran Self Storage, Inc.
Common
84610H108
1,246,814
31,525
x
ALL
30,575

950
Teva Pharm Inds Ltd ADR F
Common
881624209
4,583,280
91,355
x
ALL
84,465

6,890
Transocean Ltd.
Common
H8817H100
3,239,212
41,555
x
ALL
37,560

3,995
Urban Outfitters, Inc.
Common
917047102
2,747,343
92,100
x
ALL
88,470

3,630










Page Total


102,109,381


























03/31/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Valley National Bancorp
Common
919794107
2,383,670
170,750
x
ALL
164,550

6,200
Varian Med Systems, Inc.
Common
92220P105
3,600,207
53,226
x
ALL
49,740

3,486
Vodafone Group Plc Adr
Common
92857W209
4,040,439
140,537
x
ALL
130,287

10,250
Wash Real Est Invstmnt T
Common
939653101
2,558,707
82,300
x
ALL
78,950

3,350
Wellpoint, Inc.
Common
94973V107
4,548,075
65,168
x
ALL
60,623

4,545
Western Union
Common
959802109
5,044,929
242,895
x
ALL
224,835

18,060
Willis Group Holdings
Common
G96666105
4,859,142
120,395
x
ALL
112,935

7,460










Page Total


27,035,168
















Grand Total


196,093,442



































































